Equity (Details) $ / shares in Units, $ in Millions			3 Months Ended	9 Months Ended
	Sep. 03, 2026 USD ($) $ / shares shares	Mar. 13, 2026 USD ($) $ / shares shares	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2026 USD ($) $ / shares shares	Feb. 11, 2026 USD ($)	Dec. 31, 2025 $ / shares shares
Equity [abstract]
Share repurchase program, authorized, amount					$ 500
Shares repurchased (in shares) | shares		7,300,000
Repurchased price per share (in USD per share) | $ / shares		40.85
Value of shares repurchased		$ 300
Additional shares repurchased during period (in shares) | shares			1,900,000	4,200,000
Amount paid for ordinary shares			$ 100	$ 200
Weighted average price (in USD per share) | $ / shares			$ 52.07	$ 47.62
Total number of shares repurchased during period (in shares) | shares				11,500,000
Total value of shares repurchased				$ 500
Total weighted average share price on shares purchased (in USD per share) | $ / shares				$ 43.31
Amount of remaining authorized for repurchase of shares			$ 0	$ 0
Number of shares issued (in shares) | shares	9,900,000		557,448,741	557,448,741		555,888,455
Par value per share (in USD per share) | $ / shares	$ 0.02		$ 0.02	$ 0.02		$ 0.02
Weighted average share price, share options granted (in USD per share) | $ / shares	$ 44.53
Expense from share-based payment transactions with employees	$ 441